Supplement to the

Fidelity® Tax-Free Bond Fund (FTABX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

SFBB-11-02 October 27, 2011
1.774661.111

Supplement to the

Fidelity® Select Portfolios®

Money Market Portfolio (FSLXX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

The following information replaces the third and fourth paragraphs found in the "Fund Holdings Information" section on page 30.

A full list of holdings may be obtained from the fund more frequently, including daily, upon request. A full list of the fund's holdings (as of the previous business day) may also be obtained on a continuous basis by submitting a standing request to the fund. The fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. FMR reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the fund or its shareholders.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of the fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: the fund's trustees; the fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third-parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

SELMMB-11-03 October 27, 2011
1.872061.108

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Intermediate Treasury Bond Index Fund	FIBIX	FIBAX
Spartan Long-Term Treasury Bond Index Fund	FLBIX	FLBAX
Spartan Short-Term Treasury Bond Index Fund	FSBIX	FSBAX

Funds of Fidelity® Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

The following information replaces similar information found in the "Management Contracts" section on page 26.

FMR and each fund on behalf of its Investor Class have entered into a 20 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.20%. FMR and each fund on behalf of its Fidelity Advantage Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.10%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

LBXB-11-03 October 27, 2011
1.872059.105

Supplement to the

Fidelity® Inflation-Protected Bond Fund (FINPX)

A Class of shares of Fidelity Inflation-Protected Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

IFBB-11-02 October 27, 2011
1.778252.112

Supplement to the

Fidelity Advisor® Inflation-Protected Bond Fund

Class A (FIPAX), Class T (FIPTX), Class B (FBIPX), Class C (FIPCX), and Institutional Class (FIPIX)

Classes of shares of Fidelity® Inflation-Protected Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

AIFB/AIFBIB-11-02 October 27, 2011
1.789511.112

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Mid Cap Index Fund	FSCLX	FSCKX
Spartan® Small Cap Index Fund	FSSPX	FSSVX

Funds of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

MCX-SCXB-11-01 October 27, 2011
1.933397.100

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Mid Cap Index Fund	FSTPX	FSMDX
Spartan® Small Cap Index Fund	FSSSX	FSSNX

Funds of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 25, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

MCX-I-SCX-IB-11-01 October 27, 2011
1.933398.100

Supplement to the

Fidelity® Global Strategies Fund (FDYSX)

(formerly Fidelity Dynamic Strategies® Fund)

A Class of shares of Fidelity® Global Strategies Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

DYSB-11-04 October 27, 2011
1.881201.107

Supplement to the

Fidelity Advisor® Global Strategies Fund

(formerly Fidelity Dynamic Strategies® Fund)

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Institutional Class (FDYIX)

Classes of shares of Fidelity® Global Strategies Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

ADYS/ADYSIB-11-04 October 27, 2011
1.881202.107

Supplement to the

Fidelity® Municipal Income 2015 Fund (FMLCX), Fidelity® Municipal Income 2017 Fund (FMIFX),
Fidelity Municipal Income 2019 Fund (FMCFX), and Fidelity Municipal Income 2021 Fund (FOCFX)

Fidelity Municipal Income 2015 Fund is a Class of shares of Fidelity Municipal Income 2015 Fund,
Fidelity Municipal Income 2017 Fund is a Class of shares of Fidelity Municipal Income 2017 Fund,
Fidelity Municipal Income 2019 Fund is a Class of shares of Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund is a Class of shares of Fidelity Municipal Income 2021 Fund

Funds of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

DMIB-11-01 October 27, 2011
1.933382.100

Supplement to the

Fund	Class A	Institutional Class
Fidelity Advisor® Municipal Income 2015 Fund	FAMPX	FAMIX
Fidelity Advisor® Municipal Income 2017 Fund	FAMMX	FAVIX
Fidelity Advisor Municipal Income 2019 Fund	FAPAX	FACIX
Fidelity Advisor Municipal Income 2021 Fund	FOMAX	FOMIX

Fidelity Advisor Municipal Income 2015 Fund Class A and Institutional Class are Classes of shares of Fidelity® Municipal Income 2015 Fund; Fidelity Advisor Municipal Income 2017 Fund Class A and Institutional Class are Classes of shares of Fidelity® Municipal Income 2017 Fund; Fidelity Advisor Municipal Income 2019 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2019 Fund; and Fidelity Advisor Municipal Income 2021 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2021 Fund

Funds of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

ADMI/ADMIIB-11-01 October 27, 2011
1.933383.100

Supplement to the

Fidelity® Commodity Strategy Fund (FFCSX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

FCRB-11-04 October 27, 2011
1.908279.106

Supplement to the

Fidelity® Series Commodity Strategy Fund (FCSSX)

A Class of shares of Fidelity Series Commodity Strategy Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

SCR-SB-11-02 October 27, 2011
1.908785.104

Supplement to the

Fidelity® Series Commodity Strategy Fund

Class F (FSCFX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

SCR-FB-11-02 October 27, 2011
1.908786.104

Supplement to the

Spartan® Real Estate Index Fund
Investor Class (FRXIX) and Fidelity Advantage® Class (FSRVX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 25, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

URXB-11-01 October 27, 2011
1.933385.100

Supplement to the

Spartan® Real Estate Index Fund

Institutional Class (FSRNX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 25, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

URX-IB-11-01 October 27, 2011
1.933388.100

Supplement to the

Fidelity® Strategic Real Return Fund (FSRRX)

A Class of shares of Fidelity Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

The general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the fund.

Management is aware that several large shareholders plan to redeem shares of the fund over the coming months. The following supplements existing disclosure in the "Investment Policies and Limitations" section:

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds. A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by a fund of funds could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information supplements the similar information found in the "Investment Policies and Limitations" section on page 13.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. The fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. The fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

RRSB-11-04 October 27, 2011
1.832410.117

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 16.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Supplement to the

Fidelity Advisor® Strategic Real Return Fund

Class A (FSRAX), Class T (FSRTX), Class B (FSBRX), Class C (FCSRX), and Institutional Class (FSIRX)

Classes of shares of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

The general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the fund.

Management is aware that several large shareholders plan to redeem shares of the fund over the coming months. The following supplements existing disclosure in the "Investment Policies and Limitations" section:

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds. A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by a fund of funds could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information supplements the similar information found in the "Investment Policies and Limitations" section on page 14.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. The fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. The fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

ARRS/ARRSIB-11-04 October 27, 2011
1.832411.118

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 17.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Supplement to the

Fidelity® Strategic Real Return Fund

Class F (FRRFX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Management is aware that several large shareholders plan to redeem shares of the fund over the coming months. The following supplements existing disclosure in the "Investment Policies and Limitations" section:

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds. A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by a fund of funds could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information supplements the information found in the "Investment Policies and Limitations" section on page 14.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. The fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. The fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

RRS-FB-11-04 October 27, 2011
1.900970.108

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 16.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Supplement to the

Fidelity® Series Global ex U.S. Index Fund (FSGEX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams in the "Management Contract" section beginning on page 34 are no longer applicable.

The following information replaces the similar information under the heading "Management Fee" in the "Management Contract" section on page 34.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.25% of the fund's average net assets throughout the month for periods prior to September 1, 2011. Effective September 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The following information replaces the similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 34.

For providing investment management services to the fund, FMR, and not the fund, pays Geode a monthly fee computed at an annual rate of 0.08% of the average daily net assets of the fund throughout the month, subject to a minimum quarterly payment of $120,000, for periods prior to September 1, 2011. Effective September 1, 2011, for providing investment management services to the fund, FMR, and not the fund, pays Geode a monthly fee computed at an annual rate of 0.08% of the average daily net assets of the fund throughout the month, subject to an annual minimum payment of $100,000.

SGXB-11-03 October 27, 2011
1.903402.105

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Emerging Markets Index Fund	FPEMX	FPMAX
Spartan® Global ex U.S. Index Fund	FSGUX	FSGDX

Funds of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 25, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

EMX-GUXB-11-01 October 27, 2011
1.933396.100

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Emerging Markets Index Fund	FPMIX	FPADX
Spartan® Global ex U.S. Index Fund	FSGSX	FSGGX

Funds of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 25, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

EMX-I-GUX-IB-11-01 October 27, 2011
1.933395.100

Supplement to the

Fidelity® Strategic Dividend & Income® Fund (FSDIX)

A Class of shares of Fidelity Strategic Dividend & Income Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces the similar information found in the "Investment Policies and Limitations" section beginning on page 12.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. The fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. The fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

SDIB-11-03 October 27, 2011
1.796004.115

Supplement to the

Fidelity Advisor® Strategic Dividend & Income® Fund

Class A (FASDX), Class T (FTSDX), Class B (FBSDX), Class C (FCSDX), and Institutional Class (FSIDX)

Classes of shares of Fidelity® Strategic Dividend & Income Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces the similar information found in the "Investment Policies and Limitations" section beginning on page 12.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. The fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. The fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

ASDI/ASDIIB-11-03 October 27, 2011
1.795998.113

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Supplement to the

Fidelity® Series Inflation-Protected Bond Index Fund
A Class of shares of Fidelity Series Inflation Protected Bond Index Fund
A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

SIB-SB-11-02 October 27, 2011
1.918643.102

Supplement to the

Fidelity® Series Inflation-Protected Bond Index Fund
Class F

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2011

Effective October 14, 2011, Fidelity Fixed-Income Trust was renamed Fidelity Salem Street Trust.

SIB-FB-11-02 October 27, 2011
1.918645.102